Hood River Small-Cap Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	362,722	23,696,628
TOTAL COMMUNICATION SERVICES		23,696,628

CONSUMER DESCRETIONARY - 10.8%
Automobile Components - 0.4%
Modine Manufacturing Co.(a)(b)	100,519	9,568,404
		$–
Broadline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	112,752	8,971,677
		$–
Hotels, Restaurants & Leisure - 6.1%
Caesars Entertainment, Inc.(a)	492,239	21,530,534
Cava Group, Inc.(a)(b)	307,757	21,558,378
Dave & Buster's Entertainment, Inc.(a)	271,668	17,006,417
DraftKings, Inc. - Class A(a)	891,598	40,487,464
Dutch Bros, Inc. - Class A(a)(b)	314,300	10,371,900
Genius Sports Ltd.(a)	876,975	5,007,527
Life Time Group Holdings, Inc.(a)(b)	675,610	10,485,467
Sweetgreen, Inc. - Class A(a)(b)	646,058	16,319,425
		142,767,112
Household Durables - 2.2%
Dream Finders Homes, Inc. - Class A(a)(b)	287,348	12,565,728
Lovesac Co.(a)(b)	393,351	8,889,733
SharkNinja, Inc.	305,043	19,001,128
Smith Douglas Homes Corp.(a)	269,282	7,997,675
		48,454,264
Specialty Retail - 0.6%
Arhaus, Inc.(b)	869,426	13,380,466
		$–
Textiles, Apparel & Luxury Goods - 1.1%
Amer Sports, Inc.(a)(b)	1,449,503	23,626,900
TOTAL CONSUMER DESCRETIONARY		246,768,823

CONSUMER STAPLES - 0.5%
Beverages - 0.5%
Celsius Holdings, Inc.(a)	141,455	11,729,449
TOTAL CONSUMER STAPLES		11,729,449

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Denison Mines Corp.(a)(b)	12,751,865	24,866,137
Northern Oil & Gas, Inc.(b)	408,719	16,217,970
Scorpio Tankers, Inc.	59,095	4,228,247
		45,312,354
TOTAL ENERGY		45,312,354

FINANCIALS - 8.6%
Banks - 2.7%
Customers Bancorp, Inc.(a)	157,260	8,344,216
Western Alliance Bancorp	827,377	53,109,330
		61,453,546
Consumer Finance - 2.4%
FirstCash Holdings, Inc.	437,881	55,847,342
		$–
Financial Services - 0.9%
I3 Verticals, Inc. - Class A(a)	628,815	14,393,575
Remitly Global, Inc.(a)(b)	346,156	7,179,275
		21,572,850
Insurance - 2.6%
HCI Group, Inc.(b)	408,871	47,461,746
Kinsale Capital Group, Inc.	19,913	10,449,148
		57,910,894
TOTAL FINANCIALS		196,784,632

HEALTH CARE - 15.9%
Biotechnology - 8.4%
Biohaven Ltd.(a)	167,010	9,133,777
Blueprint Medicines Corp.(a)	231,252	21,936,565
Cytokinetics, Inc.(a)(b)	350,033	24,540,814
Insmed, Inc.(a)	473,706	12,851,644
Iovance Biotherapeutics, Inc.(a)(b)	1,300,600	19,274,892
Krystal Biotech, Inc.(a)(b)	248,767	44,263,111
Neurocrine Biosciences, Inc.(a)	110,867	15,290,777
Scholar Rock Holding Corp.(a)(b)	385,703	6,850,085
TG Therapeutics, Inc.(a)(b)	717,528	10,913,601
Viking Therapeutics, Inc.(a)(b)	333,454	27,343,228
		192,398,494
Health Care Equipment & Supplies - 2.5%
Haemonetics Corp.(a)	14,299	1,220,420
Inspire Medical Systems, Inc.(a)(b)	93,251	20,029,382
Lantheus Holdings, Inc.(a)	564,648	35,143,692
		56,393,494
Health Care Providers & Services - 2.2%
Alignment Healthcare, Inc.(a)	1,650,067	8,184,332
Option Care Health, Inc.(a)	487,261	16,342,734
RadNet, Inc.(a)	530,807	25,829,069
		50,356,135
Health Care Technology - 1.6%
Evolent Health, Inc. - Class A(a)(b)	1,088,930	35,706,014
		$–
Pharmaceuticals - 1.2%
Axsome Therapeutics, Inc.(a)(b)	258,615	20,637,477
Verona Pharma PLC - ADR(a)	476,765	7,671,149
		28,308,626
TOTAL HEALTHCARE		363,162,763

INDUSTRIALS - 27.2%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc.(a)	106,521	33,328,290
Kratos Defense & Security Solutions, Inc.(a)	1,267,940	23,304,737
		56,633,027
Commercial Services & Supplies - 2.4%
Clean Harbors, Inc.(a)	232,621	46,828,934
Driven Brands Holdings, Inc.(a)	476,223	7,519,561
		54,348,495
Construction & Engineering - 6.5%
API Group Corp.(a)(b)	541,410	21,261,171
Comfort Systems USA, Inc.	241,464	76,715,528
Construction Partners, Inc. - Class A(a)	232,528	13,056,447
MasTec, Inc.(a)	361,678	33,726,474
		144,759,620
Electrical Equipment - 4.3%
American Superconductor Corp.(a)	902,079	12,187,087
Atkore, Inc.(b)	166,669	31,727,111
Vertiv Holdings Co. - Class A	683,094	55,788,288
		99,702,486
Ground Transportation - 4.3%
FTAI Infrastructure, Inc.	1,273,803	7,999,483
RXO, Inc.(a)	1,013,252	22,159,821
TFI International, Inc.(b)	111,570	17,790,952
XPO, Inc.(a)(b)	384,308	46,897,105
		94,847,361
Machinery - 0.0%(c)
SPX Technologies, Inc.(a)	6,507	801,207
		$–
Marine Transportation - 1.6%
Kirby Corp.(a)	387,469	36,933,545
		$–
Trading Companies & Distributors - 5.6%
Core & Main, Inc. - Class A(a)	162,499	9,303,068
FTAI Aviation Ltd.(b)	1,631,125	109,774,712
Transcat, Inc.(a)(b)	89,203	9,939,890
		129,017,670
TOTAL INDUSTRIALS		617,043,411

INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 1.1%
Applied Optoelectronics, Inc.(a)(b)	816,627	11,318,450
Infinera Corp.(a)(b)	2,360,206	14,232,042
		25,550,492
Electronic Equipment, Instruments & Components - 1.9%
Coherent Corp.(a)	329,745	19,989,142
OSI Systems, Inc.(a)	158,159	22,588,268
		42,577,410
IT Services - 2.5%
Applied Digital Corp.(a)	4,222,029	18,070,284
Couchbase, Inc.(a)(b)	849,756	22,357,080
DigitalOcean Holdings, Inc.(a)(b)	418,992	15,997,115
		56,424,479
Semiconductors & Semiconductor Equipment - 11.8%
Camtek Ltd. (a)(b)	389,024	32,588,540
FormFactor, Inc.(a)(b)	1,030,563	47,024,590
Ichor Holdings Ltd.(a)	540,165	20,861,172
Indie Semiconductor, Inc. - Class A(a)(b)	2,033,286	14,395,665
MACOM Technology Solutions Holdings, Inc.(a)(b)	91,781	8,777,935
Onto Innovation, Inc.(a)(b)	336,467	60,927,445
Rambus, Inc.(a)	1,016,245	62,814,104
SiTime Corp.(a)(b)	190,326	17,744,093
Ultra Clean Holdings, Inc.(a)	133,811	6,147,277
		271,280,821
Software - 7.6%
ACI Worldwide, Inc.(a)	806,763	26,792,599
CyberArk Software Ltd.(a)	71,984	19,121,110
Five9, Inc.(a)	296,733	18,430,087
Intapp, Inc.(a)	217,808	7,470,814
NICE Ltd. - ADR(a)(b)	103,474	26,967,394
Pagaya Technologies Ltd. - Class A(a)	514,787	5,199,349
Q2 Holdings, Inc.(a)	591,877	31,109,055
Varonis Systems, Inc.(a)	797,984	37,640,905
		172,731,313
Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer, Inc.(a)	19,979	20,179,389
TOTAL INFORMATION TECHNOLOGY		588,743,904

MATERIALS - 5.0%
Chemicals - 1.4%
Aspen Aerogels, Inc.(a)	1,842,422	32,426,627
		$–
Construction Materials - 3.6%
Eagle Materials, Inc.(b)	132,226	35,932,416
Knife River Corp.(a)	354,934	28,778,049
Summit Materials, Inc. - Class A(a)	368,097	16,406,083
		81,116,548
TOTAL MATERIALS		113,543,175
TOTAL COMMON STOCKS (Cost $1,541,587,232)		2,206,785,139

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.5%	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	435,367	12,364,423
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,865,524)		12,364,423

SHORT-TERM INVESTMENTS - 19.3%
Investments Purchased with Proceeds from Securities Lending - 16.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC(d)	366,177,628	366,177,628

Money Market Funds - 3.2%	Shares
First American Treasury Obligations Fund - Class Z, 5.17%(d)	73,409,734	73,409,734
TOTAL SHORT-TERM INVESTMENTS (Cost $439,587,362)		439,587,362

TOTAL INVESTMENTS - 116.6% (Cost $1,991,040,118)		$2,658,736,924
Liabilities in Excess of Other Assets - (16.6)%		(378,585,819)
TOTAL NET ASSETS - 100.0%		$2,280,151,105

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $359,614,625 which represented 15.8% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Measurements at March 31, 2024 (Unaudited)
    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all
significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2024:

Hood River Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	2,206,785,139	–	–	2,206,785,139
Real Estate Investment Trusts	12,364,423	–	–	12,364,423
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	366,177,628
Money Market Funds	73,409,734	–	–	73,409,734
Total Assets	2,292,559,296	–	–	2,658,736,924

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.